RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of Related parties
Name of related parties	Relationship with the Company
PSM-ZJK	An equity investee of the Zhongjinke Shenzhen
ZhongJinKe Fastener CO.,Ltd	Controlled by Jieke Zhu
Shenzhen Qianhaishi Micro Science Co., Ltd	Controlled by Kai Huang
Ning Ding	Chief Executive Officer, Chief Financial Officer and a Director of the Company
Kai Huang	Director and former Chief Financial officer of the Company
Kai Ding	A shareholder of the Company

Dongxin Zhou	A shareholder of the Company
Jieke Zhu	A shareholder of the Company
Minghui Zhu	Father of Jieke Zhu
Huiming Liu	A shareholder of the Company
Chaoyong Xu	A shareholder of the Company
Qianrui Ding	Daughter of Ning Ding
Baozhen Zhu	Wife of Ning Ding
Meigui Zeng	Wife of Huiming Liu
DNR TECHNOLOGY CO., LTD.	A shareholder of the Company
NEWMICRO HOLDING LIMITED	A shareholder of the Company
JINSHAN INTERNATIONAL INVESTMENT CO.,LTD.	A shareholder of the Company
KKD HOLDING LIMITED.	A shareholder of the Company
VIMISCI HOLDING LIMITED	A shareholder of the Company

Schedule of Accounts receivable-due from a related party

	As of December 31,
	2024	2025
Name of related party	$US	$US
PSM ZJK	9,165,068	11,227,799
Total	9,165,068	11,227,799

Schedule of Other receivables-due from related parties

		As of December 31,
		2024	2025
		$US	$US
Name of related parties	Nature
Baozhen Zhu	Loan to related parties	—	5,152
Meigui Zeng	Loan to related parties	—	5,152
Dongxin Zhou	Loan to related parties	—	2,145
Kai Huang	Loan to related parties	68,500	—
PSM-ZJK	Utility bills paid on behalf of a related party	1,097	—
Ning Ding	Expenses paid on behalf of related parties	179,246	489,645
Chaoyong Xu	Expenses paid on behalf of related parties	—	37,992
Huiming Liu	Expenses paid on behalf of related parties	—	37,992
Jieke Zhu	Expenses paid on behalf of related parties	392	5,717
Dongxin Zhou	Expenses paid on behalf of related parties	—	5,584
Kai Ding	Expenses paid on behalf of related parties	—	5,198
DNR TECHNOLOGY CO., LTD.	Expenses paid on behalf of related parties	—	2,628
NEWMICRO HOLDING LIMITED	Expenses paid on behalf of related parties	—	150
JINSHAN INTERNATIONAL INVESTMENT CO.,LTD.	Expenses paid on behalf of related parties	—	150
KKD HOLDING LIMITED.	Expenses paid on behalf of related parties	—	915
VIMISCI HOLDING LIMITED	Expenses paid on behalf of related parties	—	47
Total		249,235	598,467

Schedule of Other receivables-due from related parties

		As of December 31,
		2024	2025
		$US	$US
Name of related parties	Nature
Ning Ding	Sales Compensation	1,497,596	1,665,314
Kai Ding	Sales Compensation	—	306,666
Kai Huang	Loan from related parties	136,999	142,998
Ning Ding	Loan from related parties	—	108,691
Ning Ding	Expenses paid on behalf of the Company	89,540	95,055
ZhongJinKe Fastener CO.,Ltd	Expenses paid on behalf of the Company	51,320	—
Jieke Zhu	Expenses paid on behalf of the Company	290	—
Kai Ding	Expenses paid on behalf of the Company	2,430	—
Qianrui Ding	Services provided by related parties	—	3,500
Total		1,778,175	2,322,224

Schedule of related parties

	For the years ended December 31,
	2023	2024	2025
	$US	$US	$US
Related party sales
PSM ZJK	15,093,811	16,559,102	20,375,169

Sales Compensation
Ning Ding	1,149,836	1,073,615	889,814
Kai Ding	35,784	292,141	434,549

Loans to related parties
Kai Ding	—	(73,451)	(69,727)
Baozhen Zhu	—	—	(5,152)
Meigui Zeng	—	—	(5,152)
Dongxin Zhou	(14,105)	—	(2,092)
Ning Ding	(202,348)	(412,129)	—
Kai Huang	—	(69,509)	—
PSM-ZJK	(37,020)	—	—

Loan from related parties
Ning Ding	—	—	383,318

Repayments of loans from related parties
Ning Ding	—	—	(276,752)
Shenzhen Qianhaishi Micro Science Co., Ltd	—	(83,411)	—
Chaoyong Xu	(33,133)	—	—
Huiming Liu	(28,210)	—	—
Jieke Zhu	(2,412)	—	—
Dongxin Zhou	(2,073)	—	—

Collection of loans to related parties
Kai Ding	—	73,451	69,727
Kai Huang	—	—	70,512
Ning Ding	—	472,518	—
PSM-ZJK	37,020	—	—
Dongxin Zhou	14,105	—	—

Proceeds from loans from related parties
Ning Ding	141,052	—	—
Kai Huang	141,052	—	—

Rental income
PSM-ZJK	70,773	69,753	66,643